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100 Oliver Street

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+1 617 728 7100 Main

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www.dechert.com

STEPHANIE CAPISTRON

stephanie.capistron@dechert.com

+1 617 728 7127 Direct

+1 617 275 8364 Fax

October 11, 2023

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Harbor Funds II (the “Registrant”)
File No. [●]

Dear Sir or Madam:

On behalf of the Registrant, electronically transmitted for filing is the Registrant’s initial registration statement on Form N-1A. The Registrant is filing a Notification of Registration on Form N-8A concurrently with this filing.

No fee is required in connection with this filing. Please contact me at (617) 728-7127 with any comments or questions concerning this filing. Thank you in advance for your consideration.

Sincerely,

/s/ Stephanie Capistron
Stephanie Capistron